ESOP Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	1,251,287	1,105,664
Carrying value	1,251	1,105
Unearned ESOP shares	(1,360)	(1,200)
Employee Stock Ownership Plan Preferred Stock 2014 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	352,158	0
Carrying value	352	0
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.70%
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.70%
Employee Stock Ownership Plan Preferred Stock 2013 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	288,000	349,788
Carrying value	288	350
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2012 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	189,204	217,404
Carrying value	189	217
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.00%	11.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	205,263	241,263
Carrying value	205	241
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.00%	9.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	141,011	171,011
Carrying value	141	171
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	42,204	57,819
Carrying value	42	58
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2007 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	24,728	39,248
Carrying value	25	39
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	8,719	21,139
Carrying value	9	21
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2005 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	7,992
Carrying value	0	8
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.75%	9.75%
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%